Schedule of Segment Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting [Abstract]
Revenue	$ 3,163,432	$ 2,030,855	$ 863,228
Expenses	(1,872,963)	(1,049,989)	(394,878)
Income tax expenses	(289,134)	(182,150)	(48,792)
Net income	$ 1,001,335	$ 798,716	$ 419,558